SHARE CAPITAL AND SHARE-BASED PAYMENTS - Schedule of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 29,286	$ 12,896
RSUs and pRSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	25,112	12,416
DSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	3,856	480
Stock options
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	318	0
Equity-settled | Construction in progress
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	0	690
Equity-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	14,305	9,258
Equity-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	312	150
Cash-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	4,720	538
Cash-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	5,357	2,260
Cash-settled | Care and maintenance expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 4,592	$ 0